Earnings Per Common Share Earnings Per Common Share Dividends Declared Per Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Dividends declared per common share (in dollars per share)	$ 1.22	$ 1.92	$ 1.64